INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
17.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	2016	2017
	December 31	June 30
	RMB	RMB
Trademark	3,071,480	3,260,160
Computer software	24,964,233	30,952,311
Less: accumulated amortization	(7,738,986)	(10,801,673)
Intangible assets, net	20,296,727	23,410,798

Amortization expense was RMB1,116,641 and RMB3,124,621 for the six months ended June 30, 2016 and 2017 respectively.